OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer International Growth Fund;

           Proxy Materials for Oppenheimer Baring Japan Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended (the "1933 Act"), is a Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer International Growth Fund (the "Registrant").

We filed Form N-14 on April 17, 2009 in connection with the merger of Oppenheimer Baring Japan Fund into Oppenheimer International Growth Fund. On the facing page of that filing, we indicated an effective date of May 18, 2009. Pursuant to our conversation with SEC staff on May 4, 2009, this filing is made to file a delaying amendment pursuant to Rule 473 under the Securities Act of 1933, for the purpose of addressing comments provided by SEC staff. Under a separate filing, the Registrant will file all materials necessary to address any staff comments, at which time the Registrant will also file an opinion and consent of counsel with respect to the issuance of shares in connection with the merger and a request for acceleration of the effective date of the Registration Statement to May 18, 2009 or as soon thereafter as practicable. We are scheduled to start mailing the combined prospectus and proxy statement to shareholders of Oppenheimer Baring Japan Fund on or about May 29, 2009.

The Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street New York, NY 10281
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------

Amee Kantesaria
Vice President & Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission